Fee and commission income	12 Months Ended
Mar. 31, 2016
Fee and commission income

25. Fee and commission income

Details of Fee and commission income for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	(in millions of yen)
Securities-related business	170,311	172,234	175,723
Deposits and lending business	114,073	131,491	143,763
Remittance business	108,534	110,181	109,859
Trust fees	48,914	49,827	50,496
Fees for other customer services	233,931	251,924	263,112

Total	675,763	715,657	742,953

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration services for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.